Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

GOODWILL

Changes in the carrying amount of goodwill, all of which is reported in our Consumer and Insurance segment, were as follows:

(dollars in millions)
Years Ended December 31,	2017	2016

Balance at beginning of period	$1,422	$1,440
Adjustments to purchase price allocation*	—	(18)
Balance at end of period	$1,422	$1,422

* See Note 2 for details regarding this transaction.

Goodwill was recorded at the OMFH subsidiary level. We did not record any impairments to goodwill during 2017 and 2016.

OTHER INTANGIBLE ASSETS

The gross carrying amount and accumulated amortization, in total and by major intangible asset class were as follows:

(dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets

December 31, 2017
Customer relationships	$223	$(92)	$131
Trade names	220	—	220
VOBA	141	(90)	51
Licenses	37	—	37
Other	12	(12)	—
Total	$633	$(194)	$439

December 31, 2016
Customer relationships	$223	$(58)	$165
Trade names	220	—	220
VOBA	141	(74)	67
Licenses	37	—	37
Other	12	(10)	2
Total	$633	$(142)	$491

Amortization expense totaled $52 million in 2017, $70 million in 2016, and $16 million in 2015. The estimated aggregate amortization of other intangible assets for each of the next five years is reflected in the table below.

(dollars in millions)	Estimated Aggregate Amortization Expense

2018	$42
2019	39
2020	38
2021	32
2022	3